Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000206025
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class A
Trading Symbol	EIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

This past year has been challenging for most subsectors within fixed income as persistent inflation and thus elevated interest rates have caused most fixed income assets to go sideways. Fortunately, due to the credit strength of our investments and our tactful investment thesis, we have fared considerably better than our benchmark historically. During the last year, duration rallied considerably; however, the Fund has much less exposure to interest rate duration and thus underperformed its benchmark.

Due to macro uncertainty and higher rates, investments in the Fund now yield more than they have in years and are less volatile than they were in the past. For example, before the 2022 bond rout, generic Non-agency RMBS senior bonds yielded 3-5% and now yield 7-12%. They are generally less volatile now than they were then due to amortization and continued strength in the housing market.

We have added and continue to optimistically add agency inverse interest only securities (IIO). These bonds benefit from the front end of the rate curve going lower, which would drive the coupon higher, hence the term inverse. This small position serves as a bit of a macro hedge in the event of large market disruption or recession. We anticipate the interest rate curve steepening towards the end of this year and into 2025, which would be beneficial for this position. This small position can have an outsized impact on total return for the fund.

Over the past year, we have maintained an allocation to select commercial mortgage-backed securities. While these securities provided positive performance in the past, they came under significant pressure late in 2022 and 2023. We did sell some bonds at the end of 2023/early 2024 as this subsector rallied. We find this sector to be one of the best opportunities in fixed income, albeit with specific asset selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 219,641,002	$ 219,641,002
Holdings Count | Holding	312	312
Advisory Fees Paid, Amount	$ 3,359,700
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$219,641,002 Number of Portfolio Holdings312 Advisory Fee (net of waivers)$3,359,700 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.3%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 8.500%, 11/15/27	4.4%
Terwin Mortgage Trust, 2006-3 2A3, 1.566%, 04/25/37	3.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 2.789%, 10/25/36	3.3%
JP Morgan Chase Commercial Mortgage Securities Trust, 2011-C3, 5.360%, 02/15/46	2.8%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	2.1%
Credit Suisse Seasoned Loan Trust, 2006-1 M1, 3.268%, 10/25/34	2.0%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 2.789%, 03/25/35	1.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.187%, 10/12/52	1.8%
EMC Mortgage Loan Trust, 2004-B M2, 4.898%, 01/25/41	1.8%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000206026
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class C
Trading Symbol	EIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.53%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

This past year has been challenging for most subsectors within fixed income as persistent inflation and thus elevated interest rates have caused most fixed income assets to go sideways. Fortunately, due to the credit strength of our investments and our tactful investment thesis, we have fared considerably better than our benchmark historically. During the last year, duration rallied considerably; however, the Fund has much less exposure to interest rate duration and thus underperformed its benchmark.

Due to macro uncertainty and higher rates, investments in the Fund now yield more than they have in years and are less volatile than they were in the past. For example, before the 2022 bond rout, generic Non-agency RMBS senior bonds yielded 3-5% and now yield 7-12%. They are generally less volatile now than they were then due to amortization and continued strength in the housing market.

We have added and continue to optimistically add agency inverse interest only securities (IIO). These bonds benefit from the front end of the rate curve going lower, which would drive the coupon higher, hence the term inverse. This small position serves as a bit of a macro hedge in the event of large market disruption or recession. We anticipate the interest rate curve steepening towards the end of this year and into 2025, which would be beneficial for this position. This small position can have an outsized impact on total return for the fund.

Over the past year, we have maintained an allocation to select commercial mortgage-backed securities. While these securities provided positive performance in the past, they came under significant pressure late in 2022 and 2023. We did sell some bonds at the end of 2023/early 2024 as this subsector rallied. We find this sector to be one of the best opportunities in fixed income, albeit with specific asset selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/18	$10,000	$10,000	$10,000
06/30/19	$11,275	$10,611	$10,417
06/30/20	$11,706	$11,539	$11,008
06/30/21	$12,480	$11,500	$10,962
06/30/22	$12,138	$10,317	$9,972
06/30/23	$11,460	$10,220	$9,821
06/30/24	$11,149	$10,489	$10,028

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	- 2.72%	- 0.23%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.87%
Bloomberg U.S. Mortgage Backed Securities Index	2.12%	- 0.76%	0.05%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 219,641,002	$ 219,641,002
Holdings Count | Holding	312	312
Advisory Fees Paid, Amount	$ 3,359,700
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$219,641,002 Number of Portfolio Holdings312 Advisory Fee (net of waivers)$3,359,700 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.3%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 8.500%, 11/15/27	4.4%
Terwin Mortgage Trust, 2006-3 2A3, 1.566%, 04/25/37	3.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 2.789%, 10/25/36	3.3%
JP Morgan Chase Commercial Mortgage Securities Trust, 2011-C3, 5.360%, 02/15/46	2.8%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	2.1%
Credit Suisse Seasoned Loan Trust, 2006-1 M1, 3.268%, 10/25/34	2.0%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 2.789%, 03/25/35	1.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.187%, 10/12/52	1.8%
EMC Mortgage Loan Trust, 2004-B M2, 4.898%, 01/25/41	1.8%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000206024
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class I
Trading Symbol	EIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.53%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

This past year has been challenging for most subsectors within fixed income as persistent inflation and thus elevated interest rates have caused most fixed income assets to go sideways. Fortunately, due to the credit strength of our investments and our tactful investment thesis, we have fared considerably better than our benchmark historically. During the last year, duration rallied considerably; however, the Fund has much less exposure to interest rate duration and thus underperformed its benchmark.

Due to macro uncertainty and higher rates, investments in the Fund now yield more than they have in years and are less volatile than they were in the past. For example, before the 2022 bond rout, generic Non-agency RMBS senior bonds yielded 3-5% and now yield 7-12%. They are generally less volatile now than they were then due to amortization and continued strength in the housing market.

We have added and continue to optimistically add agency inverse interest only securities (IIO). These bonds benefit from the front end of the rate curve going lower, which would drive the coupon higher, hence the term inverse. This small position serves as a bit of a macro hedge in the event of large market disruption or recession. We anticipate the interest rate curve steepening towards the end of this year and into 2025, which would be beneficial for this position. This small position can have an outsized impact on total return for the fund.

Over the past year, we have maintained an allocation to select commercial mortgage-backed securities. While these securities provided positive performance in the past, they came under significant pressure late in 2022 and 2023. We did sell some bonds at the end of 2023/early 2024 as this subsector rallied. We find this sector to be one of the best opportunities in fixed income, albeit with specific asset selection.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/18	$10,000	$10,000	$10,000
06/30/19	$11,332	$10,611	$10,417
06/30/20	$11,891	$11,539	$11,008
06/30/21	$12,800	$11,500	$10,962
06/30/22	$12,571	$10,317	$9,972
06/30/23	$11,991	$10,220	$9,821
06/30/24	$11,784	$10,489	$10,028

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	- 1.73%	0.79%	3.03%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.87%
Bloomberg U.S. Mortgage Backed Securities Index	2.12%	- 0.76%	0.05%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 219,641,002	$ 219,641,002
Holdings Count | Holding	312	312
Advisory Fees Paid, Amount	$ 3,359,700
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$219,641,002 Number of Portfolio Holdings312 Advisory Fee (net of waivers)$3,359,700 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.3%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 8.500%, 11/15/27	4.4%
Terwin Mortgage Trust, 2006-3 2A3, 1.566%, 04/25/37	3.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 2.789%, 10/25/36	3.3%
JP Morgan Chase Commercial Mortgage Securities Trust, 2011-C3, 5.360%, 02/15/46	2.8%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	2.1%
Credit Suisse Seasoned Loan Trust, 2006-1 M1, 3.268%, 10/25/34	2.0%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 2.789%, 03/25/35	1.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.187%, 10/12/52	1.8%
EMC Mortgage Loan Trust, 2004-B M2, 4.898%, 01/25/41	1.8%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000143109
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class A
Trading Symbol	IIXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Catalyst Insider Income Fund holds a portfolio of short-term bonds issued by corporations whose executives are purchasing shares of the company’s common stock. Our historical research indicates that companies where insiders are buying the company’s common stock experience substantially lower default rates and bankruptcy rates. The intuition is that corporate insiders would not take an equity stake if the company were in jeopardy of bankruptcy. We believe this provides us with opportunities to identify undervalued bonds of companies with very high-quality credit fundamentals before the market does.

During the reporting period the fund outperformed the Bloomberg U.S. Aggregate Bond Index by over 548 basis points. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were highest in the front end of the yield curve. Additionally, the Fund remained default-free during the year and remains default-free since inception. The Fund significantly outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short dated (which limited the portfolio’s interest rate risk).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Jul. 29, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 55,632,643	$ 55,632,643
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 213,631
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,632,643 Number of Portfolio Holdings20 Advisory Fee (net of waivers)$213,631 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	45.3%
Corporate Bonds	50.7%
Money Market Funds	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.1%
Redwood Trust, Inc., 5.625%, due 07/15/24	8.3%
SoFi Technologies, Inc., 10.320%, due 10/15/26	7.8%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.5%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Prospect Capital Corporation, 3.706%, due 01/22/26	4.9%
Ares Capital Corporation, 4.250%, due 03/1/25	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
VeriSign, Inc., 5.250%, due 04/1/25	4.7%
Broadcom, Inc., 3.625%, due 10/15/24	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000143110
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class C
Trading Symbol	IIXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Catalyst Insider Income Fund holds a portfolio of short-term bonds issued by corporations whose executives are purchasing shares of the company’s common stock. Our historical research indicates that companies where insiders are buying the company’s common stock experience substantially lower default rates and bankruptcy rates. The intuition is that corporate insiders would not take an equity stake if the company were in jeopardy of bankruptcy. We believe this provides us with opportunities to identify undervalued bonds of companies with very high-quality credit fundamentals before the market does.

During the reporting period the fund outperformed the Bloomberg U.S. Aggregate Bond Index by over 548 basis points. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were highest in the front end of the yield curve. Additionally, the Fund remained default-free during the year and remains default-free since inception. The Fund significantly outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short dated (which limited the portfolio’s interest rate risk).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Insider Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,706	$10,169	$10,098
Jun-2016	$9,399	$10,780	$10,259
Jun-2017	$9,630	$10,746	$10,294
Jun-2018	$9,883	$10,703	$10,316
Jun-2019	$10,230	$11,545	$10,756
Jun-2020	$10,418	$12,554	$11,208
Jun-2021	$11,093	$12,512	$11,257
Jun-2022	$10,120	$11,225	$10,856
Jun-2023	$10,519	$11,119	$10,913
Jun-2024	$11,259	$11,412	$11,444

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Insider Income Fund	7.04%	1.94%	1.20%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.34%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 55,632,643	$ 55,632,643
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 213,631
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,632,643 Number of Portfolio Holdings20 Advisory Fee (net of waivers)$213,631 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	45.3%
Corporate Bonds	50.7%
Money Market Funds	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.1%
Redwood Trust, Inc., 5.625%, due 07/15/24	8.3%
SoFi Technologies, Inc., 10.320%, due 10/15/26	7.8%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.5%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Prospect Capital Corporation, 3.706%, due 01/22/26	4.9%
Ares Capital Corporation, 4.250%, due 03/1/25	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
VeriSign, Inc., 5.250%, due 04/1/25	4.7%
Broadcom, Inc., 3.625%, due 10/15/24	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000143111
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class I
Trading Symbol	IIXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Catalyst Insider Income Fund holds a portfolio of short-term bonds issued by corporations whose executives are purchasing shares of the company’s common stock. Our historical research indicates that companies where insiders are buying the company’s common stock experience substantially lower default rates and bankruptcy rates. The intuition is that corporate insiders would not take an equity stake if the company were in jeopardy of bankruptcy. We believe this provides us with opportunities to identify undervalued bonds of companies with very high-quality credit fundamentals before the market does.

During the reporting period the fund outperformed the Bloomberg U.S. Aggregate Bond Index by over 548 basis points. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were highest in the front end of the yield curve. Additionally, the Fund remained default-free during the year and remains default-free since inception. The Fund significantly outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short dated (which limited the portfolio’s interest rate risk).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst Insider Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,791	$10,169	$10,098
Jun-2016	$9,563	$10,780	$10,259
Jun-2017	$9,910	$10,746	$10,294
Jun-2018	$10,272	$10,703	$10,316
Jun-2019	$10,733	$11,545	$10,756
Jun-2020	$11,044	$12,554	$11,208
Jun-2021	$11,866	$12,512	$11,257
Jun-2022	$10,941	$11,225	$10,856
Jun-2023	$11,485	$11,119	$10,913
Jun-2024	$12,416	$11,412	$11,444

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst Insider Income Fund	8.11%	2.96%	2.21%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.34%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 55,632,643	$ 55,632,643
Holdings Count | Holding	20	20
Advisory Fees Paid, Amount	$ 213,631
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,632,643 Number of Portfolio Holdings20 Advisory Fee (net of waivers)$213,631 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	45.3%
Corporate Bonds	50.7%
Money Market Funds	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.1%
Redwood Trust, Inc., 5.625%, due 07/15/24	8.3%
SoFi Technologies, Inc., 10.320%, due 10/15/26	7.8%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.5%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Prospect Capital Corporation, 3.706%, due 01/22/26	4.9%
Ares Capital Corporation, 4.250%, due 03/1/25	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
VeriSign, Inc., 5.250%, due 04/1/25	4.7%
Broadcom, Inc., 3.625%, due 10/15/24	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121700
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class A
Trading Symbol	CFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 467,457,691	$ 467,457,691
Holdings Count | Holding	352	352
Advisory Fees Paid, Amount	$ 2,359,996
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$467,457,691 Number of Portfolio Holdings352 Advisory Fee (net of waivers)$2,359,996 Portfolio Turnover103%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121701
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C
Trading Symbol	CFRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.90%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	10.36%	4.14%	3.09%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 467,457,691	$ 467,457,691
Holdings Count | Holding	352	352
Advisory Fees Paid, Amount	$ 2,359,996
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$467,457,691 Number of Portfolio Holdings352 Advisory Fee (net of waivers)$2,359,996 Portfolio Turnover103%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000240463
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C1
Trading Symbol	CFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$190	1.90%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 1, 2022)
Catalyst/CIFC Senior Secured Income Fund	10.34%	10.77%
Bloomberg U.S. Aggregate Bond Index	2.63%	4.70%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	11.57%

Performance Inception Date		Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 467,457,691	$ 467,457,691
Holdings Count | Holding	352	352
Advisory Fees Paid, Amount	$ 2,359,996
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$467,457,691 Number of Portfolio Holdings352 Advisory Fee (net of waivers)$2,359,996 Portfolio Turnover103%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121702
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class I
Trading Symbol	CFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	11.44%	5.17%	4.13%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 467,457,691	$ 467,457,691
Holdings Count | Holding	352	352
Advisory Fees Paid, Amount	$ 2,359,996
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$467,457,691 Number of Portfolio Holdings352 Advisory Fee (net of waivers)$2,359,996 Portfolio Turnover103%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000102758
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class A
Trading Symbol	TRXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.22%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the reporting period was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. The Fund is currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target, and over the long term we believe yields will remain higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 14,587,043	$ 14,587,043
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,587,043 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	5.1%
Common Stocks	47.7%
Corporate Bonds	34.6%
Exchange-Traded Funds	2.7%
Money Market Funds	0.3%
U.S. Government & Agencies	9.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 0.375%, 07/15/24	6.8%
Microsoft Corporation	3.6%
United States Treasury Note, 2.500%, 01/31/25	2.7%
Vivendi S.E.	2.7%
SPDR Gold MiniShares Trust	2.7%
Imperial Brands PLC	2.6%
Bunge Global S.A.	2.6%
Sanofi S.A.	2.5%
Nestle S.A.	2.5%
Holcim A.G.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000102759
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class C
Trading Symbol	TRXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.97%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the reporting period was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. The Fund is currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target, and over the long term we believe yields will remain higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/MAP Global Balanced Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
06/30/14	$10,000	$10,000	$10,000
06/30/15	$9,876	$10,123	$9,725
06/30/16	$9,892	$9,802	$9,333
06/30/17	$10,686	$11,706	$11,184
06/30/18	$11,043	$13,030	$11,872
06/30/19	$11,424	$13,854	$12,482
06/30/20	$10,974	$14,220	$11,090
06/30/21	$12,826	$19,890	$15,450
06/30/22	$12,112	$16,833	$14,296
06/30/23	$12,428	$19,717	$15,844
06/30/24	$12,978	$23,646	$18,182

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	4.43%	2.58%	2.64%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 14,587,043	$ 14,587,043
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,587,043 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	5.1%
Common Stocks	47.7%
Corporate Bonds	34.6%
Exchange-Traded Funds	2.7%
Money Market Funds	0.3%
U.S. Government & Agencies	9.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 0.375%, 07/15/24	6.8%
Microsoft Corporation	3.6%
United States Treasury Note, 2.500%, 01/31/25	2.7%
Vivendi S.E.	2.7%
SPDR Gold MiniShares Trust	2.7%
Imperial Brands PLC	2.6%
Bunge Global S.A.	2.6%
Sanofi S.A.	2.5%
Nestle S.A.	2.5%
Holcim A.G.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000142549
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class I
Trading Symbol	TRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.97%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the reporting period was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. The Fund is currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target, and over the long term we believe yields will remain higher for longer.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Catalyst/MAP Global Balanced Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
06/30/14	$10,000	$10,000	$10,000
06/30/15	$9,976	$10,123	$9,725
06/30/16	$10,092	$9,802	$9,333
06/30/17	$11,015	$11,706	$11,184
06/30/18	$11,509	$13,030	$11,872
06/30/19	$12,032	$13,854	$12,482
06/30/20	$11,666	$14,220	$11,090
06/30/21	$13,780	$19,890	$15,450
06/30/22	$13,144	$16,833	$14,296
06/30/23	$13,616	$19,717	$15,844
06/30/24	$14,371	$23,646	$18,182

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	5.55%	3.62%	3.69%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 14,587,043	$ 14,587,043
Holdings Count | Holding	61	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,587,043 Number of Portfolio Holdings61 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	5.1%
Common Stocks	47.7%
Corporate Bonds	34.6%
Exchange-Traded Funds	2.7%
Money Market Funds	0.3%
U.S. Government & Agencies	9.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 0.375%, 07/15/24	6.8%
Microsoft Corporation	3.6%
United States Treasury Note, 2.500%, 01/31/25	2.7%
Vivendi S.E.	2.7%
SPDR Gold MiniShares Trust	2.7%
Imperial Brands PLC	2.6%
Bunge Global S.A.	2.6%
Sanofi S.A.	2.5%
Nestle S.A.	2.5%
Holcim A.G.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000064375
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class A
Trading Symbol	HIIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.48%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund was primarily driven by the stoppage of increasing interest rates and a general move into more risk-based assets. The Fund outperformed the Ice BofA Cash Pay High Yield Index during the reporting period. The Fund’s returns were higher than our return expectations for the period. We do see a high likelihood of an economic slowdown and uncertainty and expect the overall markets to be volatile moving forward. The high yield class in general should be one of the better performing asset classes in credit on a go forward basis. We are looking at current yields of 6.4% and hope to add a couple more percent in returns above that.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 15,131,607	$ 15,131,607
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 15,158
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,131,607 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$15,158 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	5.7%
Corporate Bonds	66.2%
Money Market Funds	27.8%
Preferred Stocks	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coeur Mining, Inc., 5.125%, 02/15/29	5.4%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	4.5%
Nordstrom, Inc., 5.000%, 01/15/44	4.4%
United States Steel Corporation, 6.650%, 06/01/37	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
Odeon Finco PLC, 12.750%, 11/01/27	3.8%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.8%
Rayonier AM Products, Inc., 7.625%, 01/15/26	3.8%
Enova International, Inc., 8.500%, 09/15/25	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000064376
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class C
Trading Symbol	HIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.23%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund was primarily driven by the stoppage of increasing interest rates and a general move into more risk-based assets. The Fund outperformed the Ice BofA Cash Pay High Yield Index during the reporting period. The Fund’s returns were higher than our return expectations for the period. We do see a high likelihood of an economic slowdown and uncertainty and expect the overall markets to be volatile moving forward. The high yield class in general should be one of the better performing asset classes in credit on a go forward basis. We are looking at current yields of 6.4% and hope to add a couple more percent in returns above that.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	12.77%	4.23%	1.12%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 15,131,607	$ 15,131,607
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 15,158
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,131,607 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$15,158 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	5.7%
Corporate Bonds	66.2%
Money Market Funds	27.8%
Preferred Stocks	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coeur Mining, Inc., 5.125%, 02/15/29	5.4%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	4.5%
Nordstrom, Inc., 5.000%, 01/15/44	4.4%
United States Steel Corporation, 6.650%, 06/01/37	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
Odeon Finco PLC, 12.750%, 11/01/27	3.8%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.8%
Rayonier AM Products, Inc., 7.625%, 01/15/26	3.8%
Enova International, Inc., 8.500%, 09/15/25	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000128969
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class I
Trading Symbol	HIIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$123	1.23%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Performance of the Fund was primarily driven by the stoppage of increasing interest rates and a general move into more risk-based assets. The Fund outperformed the Ice BofA Cash Pay High Yield Index during the reporting period. The Fund’s returns were higher than our return expectations for the period. We do see a high likelihood of an economic slowdown and uncertainty and expect the overall markets to be volatile moving forward. The high yield class in general should be one of the better performing asset classes in credit on a go forward basis. We are looking at current yields of 6.4% and hope to add a couple more percent in returns above that.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	14.24%	5.30%	2.13%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 15,131,607	$ 15,131,607
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 15,158
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,131,607 Number of Portfolio Holdings34 Advisory Fee (net of waivers)$15,158 Portfolio Turnover33%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	5.7%
Corporate Bonds	66.2%
Money Market Funds	27.8%
Preferred Stocks	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coeur Mining, Inc., 5.125%, 02/15/29	5.4%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	4.5%
Nordstrom, Inc., 5.000%, 01/15/44	4.4%
United States Steel Corporation, 6.650%, 06/01/37	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
Odeon Finco PLC, 12.750%, 11/01/27	3.8%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.8%
Rayonier AM Products, Inc., 7.625%, 01/15/26	3.8%
Enova International, Inc., 8.500%, 09/15/25	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000064377
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class A
Trading Symbol	TRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$158	1.58%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We were pleased with Catalyst/SMH Total Return Income Fund’s 14.30% return (without load) during the reporting period. There were no major individual contributors or detractors from performance but the Fund instead saw a nice steady increase throughout the year. We target returns of inflation plus 3-5%. As long as the Fund achieves that goal, we are happy with performance. We feel the Fund is positioned strongly with about 50 positions and a 7.1% current yield. We expect significant economic uncertainty ahead, and that could make the Fund a bit more volatile but expect it to be muted quite considerably because of the high income level.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 17,829,270	$ 17,829,270
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 54,238
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,829,270 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$54,238 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	29.9%
Convertible Bonds	5.1%
Corporate Bonds	37.9%
Money Market Funds	27.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Transocean, Inc., 6.800%, 03/15/38	4.4%
Compass Diversified Holdings	4.3%
PennantPark Investment Corporation	4.2%
CoreCivic, Inc., 4.750%, 10/15/27	4.1%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Titan International, Inc., 7.000%, 04/30/28	3.7%
Enova International, Inc., 8.500%, 09/15/25	3.6%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.5%
Main Street Capital Corporation	3.4%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000064378
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class C
Trading Symbol	TRICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.33%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We were pleased with Catalyst/SMH Total Return Income Fund’s 13.46% return during the reporting period. There were no major individual contributors or detractors from performance but the Fund instead saw a nice steady increase throughout the year. We target returns of inflation plus 3-5%. As long as the Fund achieves that goal, we are happy with performance. We feel the Fund is positioned strongly with about 50 positions and a 7.1% current yield. We expect significant economic uncertainty ahead, and that could make the Fund a bit more volatile but expect it to be muted quite considerably because of the high income level.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	13.46%	6.77%	2.72%
S&P 500® Index	24.56%	15.05%	12.86%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 17,829,270	$ 17,829,270
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 54,238
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,829,270 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$54,238 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	29.9%
Convertible Bonds	5.1%
Corporate Bonds	37.9%
Money Market Funds	27.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Transocean, Inc., 6.800%, 03/15/38	4.4%
Compass Diversified Holdings	4.3%
PennantPark Investment Corporation	4.2%
CoreCivic, Inc., 4.750%, 10/15/27	4.1%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Titan International, Inc., 7.000%, 04/30/28	3.7%
Enova International, Inc., 8.500%, 09/15/25	3.6%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.5%
Main Street Capital Corporation	3.4%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000128970
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class I
Trading Symbol	TRIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.33%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We were pleased with Catalyst/SMH Total Return Income Fund’s 14.63% return during the reporting period. There were no major individual contributors or detractors from performance but the Fund instead saw a nice steady increase throughout the year. We target returns of inflation plus 3-5%. As long as the Fund achieves that goal, we are happy with performance. We feel the Fund is positioned strongly with about 50 positions and a 7.1% current yield. We expect significant economic uncertainty ahead, and that could make the Fund a bit more volatile but expect it to be muted quite considerably because of the high income level.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	14.63%	7.80%	3.76%
S&P 500® Index	24.56%	15.05%	12.86%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 17,829,270	$ 17,829,270
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 54,238
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,829,270 Number of Portfolio Holdings50 Advisory Fee (net of waivers)$54,238 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	29.9%
Convertible Bonds	5.1%
Corporate Bonds	37.9%
Money Market Funds	27.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Transocean, Inc., 6.800%, 03/15/38	4.4%
Compass Diversified Holdings	4.3%
PennantPark Investment Corporation	4.2%
CoreCivic, Inc., 4.750%, 10/15/27	4.1%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Titan International, Inc., 7.000%, 04/30/28	3.7%
Enova International, Inc., 8.500%, 09/15/25	3.6%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.5%
Main Street Capital Corporation	3.4%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/